SCHEDULE OF INVENTORY IMPAIRMENT PROVISIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Balance at the beginning of the year	$ 268,260	$ 798,046	$ 798,046
Addition	309	25,425	163,037	1,326,355
Deletion	(55,931)	(271,546)	(692,823)	(528,309)
Balance at the end of the year	$ 212,638	$ 551,925	$ 268,260	$ 798,046